INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-Sale Fixed Maturities by Classification
The following tables provide information relating to the Company’s fixed maturities classified as AFS.
AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2022
Fixed Maturities:
Corporate (1)	$50,712	$24	$89	$7,206	$43,571
U.S. Treasury, government and agency	7,054	—	1	1,218	5,837
States and political subdivisions	609	—	7	89	527
Foreign governments	985	—	2	151	836
Residential mortgage-backed (2)	908	—	1	87	822
Asset-backed (3)	8,859	—	4	373	8,490
Commercial mortgage-backed	3,823	—	—	588	3,235
Redeemable preferred stock	41	—	2	—	43
Total at December 31, 2022	$72,991	$24	$106	$9,712	$63,361
December 31, 2021:
Fixed Maturities:
Corporate (1)	$50,172	$22	$2,601	$240	$52,511
U.S. Treasury, government and agency	13,056	—	2,344	15	15,385
States and political subdivisions	586	—	78	2	662
Foreign governments	1,124	—	42	14	1,152
Residential mortgage-backed (2)	90	—	8	—	98
Asset-backed (3)	5,933	—	21	20	5,934
Commercial mortgage-backed	2,427	—	19	25	2,421
Redeemable preferred stock	41	—	12	—	53
Total at December 31, 2021	$73,429	$22	$5,125	$316	$78,216
______________
(1)Corporate fixed maturities include both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.

Schedule of Contractual Maturities of Available-for-Sale Fixed Maturities	The contractual maturities of AFS fixed maturities as of December 31, 2022 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2022
Contractual maturities:
Due in one year or less	$1,858	$1,834
Due in years two through five	15,031	14,222
Due in years six through ten	16,281	14,433
Due after ten years	26,166	20,282
Subtotal	59,336	50,771
Residential mortgage-backed	908	822
Asset-backed	8,859	8,490
Commercial mortgage-backed	3,823	3,235
Redeemable preferred stock	41	43
Total at December 31, 2022	$72,967	$63,361

Schedule of Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities
The following table shows proceeds from sales, gross gains (losses) from sales and allowance for credit losses for AFS fixed maturities:
Proceeds from Sales, Gross Gains (Losses) from Sales and Allowance for Credit and Intent to Sell Losses for AFS Fixed Maturities

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Proceeds from sales	$11,932	$27,363	$12,903
Gross gains on sales	$45	$1,152	$862
Gross losses on sales	$(663)	$(195)	$(41)

Net (increase) decrease in Allowance for Credit and Intent to Sell losses (1)	$(247)	$(16)	$(13)
______________
(1)Amounts as of year ended December 31, 2022 reflect an impairment on AFS Securities of $245 million related to the Global Atlantic Transaction. See Note 13 of the Notes to these Consolidated Financial Statements for additional details on the Global Atlantic Transaction.
Debt Securities, Available-for-Sale, Allowance for Credit Loss	The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.
AFS Fixed Maturities - Credit and Intent to Sell Loss Impairments

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$44	$32	$21
Previously recognized impairments on securities that matured, paid, prepaid or sold	(263)	(4)	(2)
Recognized impairments on securities impaired to fair value this period (1) (2)	246	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	—	9	6
Additional credit losses this period on securities previously impaired	9	7	7
Increases due to passage of time on previously recorded credit losses	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—
Balance at December 31,	$36	$44	$32
______________
(1)Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.
(2)Amounts for year ended December 31, 2022 reflect an impairment on AFS Securities of $245 million related to the Global Atlantic Transaction. See Note 13 of the Notes to these Consolidated Financial Statements for additional details on the Global Atlantic Transaction.
Schedule of Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities
The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.
Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2022	$4,809		$(169)	$(974)	$3,666
Net investment gains (losses) arising during the period	(15,275)	—	—	—	(15,275)
Reclassification adjustment:
Included in net income (loss)	867	—	—	—	867
Other (1)	—	—	—	(1,569)	(1,569)
Impact of net unrealized investment gains (losses)	—		210	2,982	3,192
Net unrealized investment gains (losses) excluding credit losses	(9,599)	—	41	439	(9,119)
Net unrealized investment gains (losses) with credit losses	(7)		—	1	(6)
Balance, December 31, 2022	$(9,606)	$—	$41	$440	$(9,125)

Balance, January 1, 2021	$8,811	$(1,548)	$(1,065)	$(1,302)	$4,896
Transition adjustment (3)	—	1,548	(77)	—	1,471
Net investment gains (losses) arising during the period	(3,122)	—	—	—	(3,122)
Reclassification adjustment:
Included in net income (loss)	(846)	—	—	—	(846)
Other (2)	(33)	—	—	—	(33)
Impact of net unrealized investment gains (losses)	—	—	973	328	1,301

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Net unrealized investment gains (losses) excluding credit losses	4,810	—	(169)	(974)	3,667
Net unrealized investment gains (losses) with credit losses	(1)	—	—	—	(1)
Balance, December 31, 2021	$4,809	$—	$(169)	$(974)	$3,666

Balance, January 1, 2020	$3,453	$(894)	$(189)	$(497)	$1,873
Net investment gains (losses) arising during the period	6,192	—	—	—	6,192
Reclassification adjustment:	—	—	—	—	—
Included in net income (loss)	(828)	—	—	—	(828)
Impact of net unrealized investment gains (losses)	—	(655)	(877)	(806)	(2,338)
Net unrealized investment gains (losses) excluding credit losses	8,817	(1,549)	(1,066)	(1,303)	4,899
Net unrealized investment gains (losses) with credit losses	(6)	1	1	1	(3)
Balance, December 31, 2020	$8,811	$(1,548)	$(1,065)	$(1,302)	$4,896
_____________
(1)    Reflects a Deferred Tax Asset valuation allowance of $1.6 billion recorded during the fourth quarter of 2022. See Note 18 of the Notes to these Consolidated Financial Statements for additional details.
(2)    Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments.
(3) Reflects transition adjustment of DAC and Policyholder Liabilities under the adoption of ASU 2018-12 effective January 1, 2021.
Schedule of Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities
The following tables disclose the fair values and gross unrealized losses of the 5,209 issues as of December 31, 2022 and the 2,060 issues as of December 31, 2021 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated.
AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2022
Fixed Maturities:
Corporate	$24,580	$2,668	$16,534	$4,536	$41,114	$7,204
U.S. Treasury, government and agency	5,564	1,200	204	18	5,768	1,218
States and political subdivisions	130	25	173	64	303	89
Foreign governments	349	42	417	109	766	151
Residential mortgage-backed	671	49	83	38	754	87
Asset-backed	6,298	230	1,765	143	8,063	373
Commercial mortgage-backed	1,577	201	1,640	387	3,217	588
Total at December 31, 2022	$39,169	$4,415	$20,816	$5,295	$59,985	$9,710

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2021:
Fixed Maturities:
Corporate	$10,571	$163	$1,633	$75	$12,204	$238
U.S. Treasury, government and agency	993	11	105	4	1,098	15
States and political subdivisions	120	2	11	—	131	2
Foreign governments	349	6	92	8	441	14
Residential mortgage-backed	—	—	—	—	—	—
Asset-backed	3,865	20	38	—	3,903	20
Commercial mortgage-backed	1,527	21	96	4	1,623	25
Total at December 31, 2021	$17,425	$223	$1,975	$91	$19,400	$314

Schedule of Financing Receivable, Allowance for Credit Loss	The change in the allowance for credit losses for commercial mortgage loans and agricultural mortgage loans during the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Allowance for credit losses on mortgage loans:
Commercial mortgages:
Balance, beginning of period	$57	$77	$33
Current-period provision for expected credit losses	66	(20)	44
Write-offs charged against the allowance	—	—	—
Recoveries of amounts previously written off	—	—	—
Net change in allowance	66	(20)	44
Balance, end of period	$123	$57	$77

Agricultural mortgages:
Balance, beginning of period	$5	$4	$3
Current-period provision for expected credit losses	1	1	1
Write-offs charged against the allowance	—	—	—
Recoveries of amounts previously written off	—	—	—
Net change in allowance	1	1	1
Balance, end of period	$6	$5	$4

Total allowance for credit losses	$129	$62	$81

Schedule of Financing Receivable Credit Quality Indicators
The following tables summarize the Company’s mortgage loans segregated by risk rating exposure as of December 31, 2022 and 2021.

Loan to Value (“LTV”) Ratios (1)

	December 31, 2022
	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$624	$130	$—	$—	$119	$1,259	$—	$—	$2,132
50% - 70%	2,285	1,569	906	313	623	2,254	328	—	8,278
70% - 90%	363	415	463	329	424	1,314	—	34	3,342
90% plus	—	—	—	—	35	233	—	—	268
Total commercial	$3,272	$2,114	$1,369	$642	$1,201	$5,060	$328	$34	$14,020

Agricultural:

	December 31, 2022
	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
0% - 50%	$163	$182	$228	$129	$132	$725	$—	$—	$1,559
50% - 70%	190	185	222	68	83	267	—	—	1,015
70% - 90%	—	—	—	—	—	16	—	—	16
90% plus	—	—	—	—	—	—	—	—	—
Total agricultural	$353	$367	$450	$197	$215	$1,008	$—	$—	$2,590

Total mortgage loans:
0% - 50%	$787	$312	$228	$129	$251	$1,984	$—	$—	$3,691
50% - 70%	2,475	1,754	1,128	381	706	2,521	328	—	9,293
70% - 90%	363	415	463	329	424	1,330	—	34	3,358
90% plus	—	—	—	—	35	233	—	—	268
Total mortgage loans	$3,625	$2,481	$1,819	$839	$1,416	$6,068	$328	$34	$16,610

Debt Service Coverage Ratios (“DSC”) (2)

	December 31, 2022
	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$771	$1,159	$1,113	$102	$571	$1,923	$—	$—	$5,639
1.8x to 2.0x	158	215	164	197	186	482	279	—	1,681
1.5x to 1.8x	337	390	32	153	176	1,175	4	—	2,267
1.2x to 1.5x	1,041	259	—	92	73	917	—	—	2,382
1.0x to 1.2x	507	43	60	98	160	492	45	34	1,439
Less than 1.0x	458	48	—	—	35	71	—	—	612
Total commercial	$3,272	$2,114	$1,369	$642	$1,201	$5,060	$328	$34	$14,020

Agricultural:
Greater than 2.0x	$51	$40	$62	$21	$12	$193	$—	$—	$379
1.8x to 2.0x	16	58	35	24	14	51	—	—	198
1.5x to 1.8x	69	42	111	18	19	196	—	—	455
1.2x to 1.5x	107	147	177	98	99	298	—	—	926
1.0x to 1.2x	91	80	61	30	60	257	—	—	579
Less than 1.0x	19	—	4	6	11	13	—	—	53
Total agricultural	$353	$367	$450	$197	$215	$1,008	$—	$—	$2,590

	December 31, 2022
	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)

Total mortgage loans:
Greater than 2.0x	$822	$1,199	$1,175	$123	$583	$2,116	$—	$—	$6,018
1.8x to 2.0x	174	273	199	221	200	533	279	—	1,879
1.5x to 1.8x	406	432	143	171	195	1,371	4	—	2,722
1.2x to 1.5x	1,148	406	177	190	172	1,215	—	—	3,308
1.0x to 1.2x	598	123	121	128	220	749	45	34	2,018
Less than 1.0x	477	48	4	6	46	84	—	—	665
Total mortgage loans	$3,625	$2,481	$1,819	$839	$1,416	$6,068	$328	$34	$16,610
______________
(1)The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
LTV Ratios (1)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$—	$—	$—	$184	$293	$1,009	$—	$—	$1,486
50% - 70%	1,944	1,286	339	619	491	2,533	139	—	7,351
70% - 90%	190	236	412	415	276	972	—	—	2,501
90% plus	—	—	—	35	5	73	—	—	113
Total commercial	$2,134	$1,522	$751	$1,253	$1,065	$4,587	$139	$—	$11,451

Agricultural:
0% - 50%	$180	$212	$128	$129	$119	$738	$—	$—	$1,506
50% - 70%	200	268	102	126	87	338	—	—	1,121
70% - 90%	—	—	—	—	—	17	—	—	17
90% plus	—	—	—	—	—	—	—	—	—
Total agricultural	$380	$480	$230	$255	$206	$1,093	$—	$—	$2,644

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Total mortgage loans:
0% - 50%	$180	$212	$128	$313	$412	$1,747	$—	$—	$2,992
50% - 70%	2,144	1,554	441	745	578	2,871	139	—	8,472
70% - 90%	190	236	412	415	276	989	—	—	2,518
90% plus	—	—	—	35	5	73	—	—	113
Total mortgage loans	$2,514	$2,002	$981	$1,508	$1,271	$5,680	$139	$—	$14,095

DSC Ratios (2)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,143	$1,243	$210	$772	$485	$2,235	$—	$—	$6,088
1.8x to 2.0x	185	135	182	46	161	372	68	—	1,149
1.5x to 1.8x	275	49	284	211	166	919	48	—	1,952
1.2x to 1.5x	264	95	75	101	253	701	—	—	1,489
1.0x to 1.2x	267	—	—	88	—	287	23	—	665
Less than 1.0x	—	—	—	35	—	73	—	—	108
Total commercial	$2,134	$1,522	$751	$1,253	$1,065	$4,587	$139	$—	$11,451

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)

Agricultural:
Greater than 2.0x	$49	$64	$25	$22	$24	$210	$—	$—	$394
1.8x to 2.0x	52	37	25	14	14	70	—	—	212
1.5x to 1.8x	43	113	28	22	41	193	—	—	440
1.2x to 1.5x	161	179	112	116	72	355	—	—	995
1.0x to 1.2x	75	83	31	77	54	226	—	—	546
Less than 1.0x	—	4	9	4	1	39	—	—	57
Total agricultural	$380	$480	$230	$255	$206	$1,093	$—	$—	$2,644

Total mortgage loans:
Greater than 2.0x	$1,192	$1,307	$235	$794	$509	$2,445	$—	$—	$6,482
1.8x to 2.0x	237	172	207	60	175	442	68	—	1,361
1.5x to 1.8x	318	162	312	233	207	1,112	48	—	2,392
1.2x to 1.5x	425	274	187	217	325	1,056	—	—	2,484
1.0x to 1.2x	342	83	31	165	54	513	23	—	1,211
Less than 1.0x	—	4	9	39	1	112	—	—	165
Total mortgage loans	$2,514	$2,002	$981	$1,508	$1,271	$5,680	$139	$—	$14,095
______________
(1)The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

Schedule of Age Analysis Of Past Due Mortgage Loans
The following table provides information relating to the aging analysis of past-due mortgage loans as of December 31, 2022 and 2021, respectively.
Age Analysis of Past Due Mortgage Loans (1)

	Accruing Loans						Non-accruing Loans	Total Loans	Non-accruing Loans with No Allowance	Interest Income on Non-accruing Loans
	Past Due				Current	Total
	30-59 Days	60-89 Days	90 Days or More	Total
	(in millions)
December 31, 2022:
Mortgage loans:
Commercial	$56	$—	$—	$56	$13,964	$14,020	$—	$14,020	$—	$—
Agricultural	3	5	13	21	2,553	2,574	16	2,590	—	—
Total	$59	$5	$13	$77	$16,517	$16,594	$16	$16,610	$—	$—

	Accruing Loans						Non-accruing Loans	Total Loans	Non-accruing Loans with No Allowance	Interest Income on Non-accruing Loans
	Past Due				Current	Total
	30-59 Days	60-89 Days	90 Days or More	Total
	(in millions)
December 31, 2021:
Mortgage loans:
Commercial	$—	$—	$—	$—	$11,451	$11,451	$—	$11,451	$—	$—
Agricultural	1	1	25	27	2,601	2,628	16	2,644	—	—
Total	$1	$1	$25	$27	$14,052	$14,079	$16	$14,095	$—	$—
_______________
(1)Amounts presented at amortized cost basis.
Schedule of Unrealized and Realized Gains (Losses) from Equity Securities and Net Investment Income (Loss) from Trading Securities and Net Investment Income (Loss) from Fixed Maturities, at Fair Value using the Fair Value Option
The table below presents a breakdown of unrealized and realized gains and (losses) on equity securities during the years ended December 31, 2022 and 2021.
Unrealized and Realized Gains (Losses) from Equity Securities

	Year Ended December 31,
	2022	2021
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(114)	$(19)
Net investment gains (losses) recognized on securities sold during the period	(36)	45
Unrealized and realized gains (losses) on equity securities	$(150)	$26
The table below shows a breakdown of net investment income (loss) from trading securities during the years ended December 31, 2022, 2021 and 2020.
Net Investment Income (Loss) from Trading Securities

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(198)	$(274)	$128
Net investment gains (losses) recognized on securities sold during the period	—	248	42
Unrealized and realized gains (losses) on trading securities	(198)	(26)	170
Interest and dividend income from trading securities	29	99	217
Net investment income (loss) from trading securities	$(169)	$73	$387
The table below shows a breakdown of net investment income (loss) from fixed maturities, at fair value using the fair value option during the years ended December 31, 2022 and 2021.

Net Investment Income (Loss) from Fixed Maturities, at Fair Value using the Fair Value Option

	Year Ended December 31,
	2022	2021
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(14)	$12
Net investment gains (losses) recognized on securities sold during the period	2	4
Unrealized and realized gains (losses) from fixed maturities	(12)	16
Interest and dividend income from fixed maturities	7	19
Net investment income (loss) from fixed maturities	$(5)	$35

Schedule of Net Investment Income (Loss)
The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$2,625	$2,440	$2,341
Mortgage loans on real estate	587	546	516
Other equity investments	134	609	67
Policy loans	215	203	204
Trading securities	(169)	73	387
Other investment income	33	17	33
Fixed maturities, at fair value using the fair value option	(5)	35	1
Gross investment income (loss)	3,420	3,923	3,549
Investment expenses	(105)	(77)	(72)
Net investment income (loss)	$3,315	$3,846	$3,477

Schedule of Investment Gains (Losses), Net	Investment gains (losses), net, including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$(868)	$847	$828
Mortgage loans on real estate	(66)	19	(45)
Other equity investments (1)	—	—	30
Other	(11)	2	(69)
Investment gains (losses), net	$(945)	$868	$744
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(1)    Investment gains (losses), net of Other equity investments includes Real Estate Held for production during the years ended December 31, 2021 and December 31, 2020.